INVESTMENTS (Details) - CAD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
INVESTMENTS
Investment in Associates	$ 4,832	$ 1,487
Debt Instruments	11,768	13,000
Physical Uranium	190,276	231,088
Investments	219,956	252,135	$ 302,897
Current	73,521	6,292
Long-term	146,435	245,843
Equity instruments - Shares
INVESTMENTS
Investment in equity instruments	11,949	6,280
Equity instruments - Warrants
INVESTMENTS
Investment in equity instruments	$ 1,131	$ 280